UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1.          SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

March 31, 2007

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited)

March 31, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 87.5%
Aerospace & Defense — 1.5%
$90,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$90,450
	DRS Technologies Inc., Senior Subordinated Notes:
85,000	6.625% due 2/1/16	86,275
150,000	7.625% due 2/1/18	156,750
	Hawker Beechcraft Acquisition Co.:
	Senior Notes:
60,000	8.500% due 4/1/15 (a)	62,475
90,000	8.875% due 4/1/15 (a)(b)	93,262
120,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	125,700
6,632	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (c)(f)	0
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	258,750
	Total Aerospace & Defense	873,662
Airlines — 1.1%
	Continental Airlines Inc.:
40,000	Notes, 8.750% due 12/1/11	39,400
	Pass-Through Certificates:
9,306	Series 1998-1, Class C, 6.541% due 9/15/08	9,311
74,241	Series 2000-2, Class C, 8.312% due 4/2/11	76,607
65,000	Series C, 7.339% due 4/19/14	64,917
	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1:
258,000	7.111% due 9/18/11 (d)	265,901
90,000	7.711% due 9/18/11 (d)	91,744
58,923	6.619% due 9/18/12 (d)	59,623
	Total Airlines	607,503
Auto Components — 1.1%
165,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	161,287
20,000	TRW Automotive Inc., 7.250% due 3/15/17 (a)	19,700
	Visteon Corp., Senior Notes:
425,000	8.250% due 8/1/10	435,625
20,000	7.000% due 3/10/14	17,600
	Total Auto Components	634,212
Automobiles — 2.4%
	Ford Motor Co.:
	Debentures:
100,000	8.875% due 1/15/22	90,500
125,000	8.900% due 1/15/32	110,000
395,000	Notes, 7.450% due 7/16/31	307,606
	General Motors Corp.:
120,000	Notes, 7.200% due 1/15/11	114,300
	Senior Debentures:
75,000	8.250% due 7/15/23	67,875
750,000	8.375% due 7/15/33	676,875
	Total Automobiles	1,367,156
Building Products — 1.3%
	Associated Materials Inc.:
5,000	Senior Discount Notes, step bond to yield 13.598% due 3/1/14	3,538
255,000	Senior Subordinated Notes, 9.750% due 4/15/12	266,475
135,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	131,962

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Building Products — 1.3% (continued)
$455,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.357% due 3/1/14	$332,150
	Total Building Products	734,125
Capital Markets — 0.6%
150,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	171,138
160,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	168,000
	Total Capital Markets	339,138
Chemicals — 2.9%
35,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	34,038
175,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	185,500
250,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	241,250
115,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (a)	119,456
	Lyondell Chemical Co.:
	Senior Notes:
70,000	8.000% due 9/15/14	73,675
55,000	8.250% due 9/15/16	59,125
	Senior Secured Notes:
90,000	11.125% due 7/15/12	96,750
10,000	10.500% due 6/1/13	11,000
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	167,250
200,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	208,500
15,000	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (a)	15,600
365,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	366,825
60,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	58,800
	Total Chemicals	1,637,769
Commercial Banks — 1.2%
310,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	303,412
20,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(e)	20,253
140,000	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (a)(e)	139,018
70,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (a)	74,113
160,000	TuranAlem Finance BV, 8.250% due 1/22/37 (a)	161,200
	Total Commercial Banks	697,996
Commercial Services & Supplies — 2.3%
10,000	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (a)	10,500
110,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	112,750
425,000	Allied Waste North America Inc., Senior Notes, Series B, 7.375% due 4/15/14	433,500
	Aramark Corp., Senior Notes:
130,000	8.500% due 2/1/15 (a)	135,850
30,000	8.860% due 2/1/15 (a)(e)	30,975
215,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	230,050
	Interface Inc.:
125,000	Senior Notes, 10.375% due 2/1/10	138,437
75,000	Senior Subordinated Notes, 9.500% due 2/1/14	81,938
140,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	149,800
	Total Commercial Services & Supplies	1,323,800
Communications Equipment — 0.5%
285,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	258,638

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Consumer Finance — 3.4%
	Ford Motor Credit Co.:
$100,000	Notes, 7.875% due 6/15/10	$100,442
	Senior Notes:
257,000	10.605% due 6/15/11 (a)(e)	276,621
85,000	9.875% due 8/10/11	90,095
60,000	8.110% due 1/13/12 (e)	58,720
120,000	8.000% due 12/15/16	115,659
	General Motors Acceptance Corp.:
815,000	Bonds, 8.000% due 11/1/31	876,232
420,000	Notes, 6.875% due 8/28/12	418,773
	Total Consumer Finance	1,936,542
Containers & Packaging — 2.2%
235,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	240,875
385,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	411,469
150,000	Owens-Brockway Glass Container Inc., Senior Notes, 6.750% due 12/1/14	149,250
50,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	51,000
85,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	90,525
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	875
90,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17 (a)	88,425
210,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	211,575
	Total Containers & Packaging	1,243,994
Diversified Consumer Services — 0.9%
	Education Management LLC/Education Management Corp.:
105,000	Senior Notes, 8.750% due 6/1/14	111,037
190,000	Senior Subordinated Notes, 10.250% due 6/1/16	207,100
	Service Corp. International:
30,000	Debentures, 7.875% due 2/1/13	31,200
	Senior Notes:
55,000	7.625% due 10/1/18	58,438
75,000	7.500% due 4/1/27 (a)	75,375
	Total Diversified Consumer Services	483,150
Diversified Financial Services — 3.0%
70,000	Ameripath Intermediate Holdings Inc., Senior Unsecured Notes, 10.650% due 2/15/14 (a)(e)	70,350
200,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	209,500
110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	111,100
100,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	106,875
145,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	149,894
120,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	117,000
100,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	101,313
50,000	PNA Intermediate Holding Corp., Senior Notes, 12.360% due 2/15/13 (a)(e)	51,500
85,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	87,125
100,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	105,750
55,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	58,025
95,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	104,381
185,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.056% due 10/1/15	151,238

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Diversified Financial Services — 3.0% (continued)
$235,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$239,112
	Total Diversified Financial Services	1,663,163
Diversified Telecommunication Services — 7.0%
220,000	Axtel SA de CV, Senior Notes, 7.625% due 2/1/17 (a)	217,250
230,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	229,425
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	23,000
200,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (a)	205,500
295,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	324,500
110,000	Inmarsat Finance II PLC, step bond to yield 8.062% due 11/15/12	104,500
	Intelsat Bermuda Ltd., Senior Notes:
15,000	8.872% due 1/15/15 (a)(e)	15,375
160,000	9.250% due 6/15/16 (a)	178,000
345,000	11.250% due 6/15/16 (a)	393,300
	Level 3 Financing Inc., Senior Notes:
45,000	9.250% due 11/1/14 (a)	46,463
150,000	9.150% due 2/15/15 (a)(e)	151,875
80,000	8.750% due 2/15/17 (a)	81,000
110,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	118,250
	NTL Cable PLC, Senior Notes:
30,000	8.750% due 4/15/14	31,350
175,000	9.125% due 8/15/16	185,500
	PanAmSat Corp.:
15,000	9.000% due 6/15/16 (a)	16,594
65,000	Senior Notes, 9.000% due 8/15/14	70,687
	Qwest Communications International Inc., Senior Notes:
20,000	7.500% due 2/15/14	20,700
55,000	Series B, 7.500% due 2/15/14	56,925
	Qwest Corp.:
170,000	Debentures, 6.875% due 9/15/33	164,900
375,000	Notes, 8.875% due 3/15/12	416,250
220,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	225,328
275,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	258,500
130,000	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	130,162
270,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	296,662
	Total Diversified Telecommunication Services	3,961,996
Electric Utilities — 0.6%
	Enersis SA, Notes:
47,000	7.375% due 1/15/14	51,095
20,000	7.400% due 12/1/16	22,059
	Midwest Generation LLC:
62,610	Pass-Through Certificates, Series B, 8.560% due 1/2/16	68,519
60,000	Secured Notes, 8.750% due 5/1/34	65,400
120,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	139,200
	Total Electric Utilities	346,273
Electrical Equipment — 0.1%
55,000	Belden Cdt Inc., Senior Subordinated Notes, 7.000% due 3/15/17 (a)	56,376
Electronic Equipment & Instruments — 0.4%
	NXP BV/NXP Funding LLC:
75,000	Senior Notes, 9.500% due 10/15/15 (a)	77,813

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Electronic Equipment & Instruments — 0.4% (continued)
$115,000	Senior Secured Bond, 7.875% due 10/15/14 (a)	$119,312
	Total Electronic Equipment & Instruments	197,125
Energy Equipment & Services — 1.1%
160,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	164,800
176,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	180,400
120,000	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (a)(e)	124,200
75,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	76,500
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	56,650
20,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	23,857
	Total Energy Equipment & Services	626,407
Food & Staples Retailing — 0.3%
135,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	162,880
Food Products — 0.4%
	Dole Food Co. Inc., Senior Notes:
175,000	7.250% due 6/15/10	168,000
50,000	8.875% due 3/15/11	49,625
	Total Food Products	217,625
Gas Utilities — 0.5%
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	262,350
Health Care Equipment & Supplies — 0.1%
55,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	55,688
Health Care Providers & Services — 4.4%
200,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	215,000
285,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	289,631
	HCA Inc.:
	Debentures:
125,000	7.500% due 12/15/23	106,690
130,000	7.500% due 11/15/95	104,339
	Notes:
275,000	6.375% due 1/15/15	235,469
5,000	7.690% due 6/15/25	4,335
	Senior Notes:
5,000	6.300% due 10/1/12	4,688
55,000	6.500% due 2/15/16	47,094
	Senior Secured Notes:
145,000	9.250% due 11/15/16 (a)	156,781
135,000	9.625% due 11/15/16 (a)(b)	146,138
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	208,000
	Tenet Healthcare Corp., Senior Notes:
200,000	7.375% due 2/1/13	186,750
370,000	9.875% due 7/1/14	375,550
60,000	6.875% due 11/15/31	47,700
275,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	288,406
50,000	US Oncology Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	50,750
	Total Health Care Providers & Services	2,467,321
Hotels, Restaurants & Leisure — 5.8%
125,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	125,312
130,000	Buffets Inc., 12.500% due 11/1/14	135,850

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 5.8% (continued)
	Caesars Entertainment Inc., Senior Subordinated Notes:
$300,000	8.875% due 9/15/08	$313,500
125,000	8.125% due 5/15/11	132,969
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	205,000
225,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	241,031
70,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	77,350
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	169,750
190,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	207,575
	Isle of Capri Casinos Inc., Senior Subordinated Notes:
15,000	9.000% due 3/15/12	15,713
50,000	7.000% due 3/1/14	49,250
200,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	192,000
	MGM MIRAGE Inc.:
	Senior Notes:
45,000	6.750% due 9/1/12	44,944
10,000	6.625% due 7/15/15	9,650
260,000	7.625% due 1/15/17	264,550
50,000	Senior Subordinated Notes, 9.750% due 6/1/07	50,500
125,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 7.125% due 8/15/14	127,500
225,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	232,875
210,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	232,575
20,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	21,400
75,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	78,375
	Snoqualmie Entertainment Authority:
40,000	Notes, 9.125% due 2/1/15 (a)	41,450
40,000	Senior Notes, 9.150% due 2/1/14 (a)(e)	40,900
	Station Casinos Inc.:
40,000	Senior Notes, 7.750% due 8/15/16	41,250
	Senior Subordinated Notes:
175,000	6.500% due 2/1/14	161,875
5,000	6.875% due 3/1/16	4,606
30,000	6.625% due 3/15/18	26,850
	Total Hotels, Restaurants & Leisure	3,244,600
Household Durables — 1.8%
20,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	20,725
35,000	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	33,075
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/49 (c)(d)(f)	0
165,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	167,475
	K Hovnanian Enterprises Inc., Senior Notes:
150,000	7.500% due 5/15/16	140,625
160,000	8.625% due 1/15/17	155,200
240,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	248,400
65,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.605% due 9/1/12	58,825
200,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	211,500
	Total Household Durables	1,035,825
Household Products — 0.5%
	Nutro Products Inc.:
50,000	Senior Notes, 9.400% due 10/15/13 (a)(e)	51,750
115,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	124,775

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Household Products — 0.5% (continued)
$105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	$109,988
	Total Household Products	286,513
Independent Power Producers & Energy Traders — 3.7%
50,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	49,952
	AES Corp.:
	Senior Notes:
125,000	8.750% due 6/15/08	129,375
50,000	9.500% due 6/1/09	53,500
100,000	9.375% due 9/15/10	109,250
30,000	8.875% due 2/15/11	32,400
135,000	7.750% due 3/1/14	142,425
40,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	42,950
125,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.320% due 4/1/11 (d)(e)	133,125
180,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	175,500
	Edison Mission Energy, Senior Notes:
115,000	7.730% due 6/15/09	119,600
25,000	7.500% due 6/15/13	25,938
150,000	7.750% due 6/15/16	157,125
225,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	231,750
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	77,062
510,000	7.375% due 2/1/16	525,300
30,000	7.375% due 1/15/17	30,863
	TXU Corp., Senior Notes:
50,000	Series Q, 6.500% due 11/15/24	42,391
10,000	Series R, 6.550% due 11/15/34	8,424
	Total Independent Power Producers & Energy Traders	2,086,930
Industrial Conglomerates — 0.0%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(d)(f)	0
Insurance — 0.5%
285,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	309,225
Internet & Catalog Retail — 0.2%
110,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	111,375
IT Services — 0.6%
	SunGard Data Systems Inc.:
150,000	Senior Notes, 9.125% due 8/15/13	161,625
175,000	Senior Subordinated Notes, 10.250% due 8/15/15	191,844
	Total IT Services	353,469
Leisure Equipment & Products — 0.3%
180,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	172,350
Machinery — 0.8%
60,000	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14 (a)	61,950
100,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	104,500
53,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	57,505
221,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 13.347% due 4/15/14	202,215
	Total Machinery	426,170
Media — 10.4%
	Affinion Group Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Media — 10.4% (continued)
$240,000	Senior Notes, 10.125% due 10/15/13	$262,800
65,000	Senior Subordinated Notes, 11.500% due 10/15/15	71,825
315,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	360,281
390,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	375,375
336,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	350,280
	CCH II LLC/CCH II Capital Corp., Senior Notes:
240,000	10.250% due 9/15/10	254,400
135,000	10.250% due 10/1/13	148,162
65,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	65,975
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
	Senior Discount Notes:
55,000	9.920% due 4/1/11	55,069
70,000	11.750% due 5/15/11	70,788
20,000	Senior Notes, 10.250% due 1/15/10	20,225
100,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	103,875
160,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	164,800
	CSC Holdings Inc.:
200,000	Senior Debentures, Series B, 8.125% due 8/15/09	208,000
	Senior Notes:
105,000	6.750% due 4/15/12 (a)	104,737
	Series B:
70,000	8.125% due 7/15/09	72,800
50,000	7.625% due 4/1/11	51,500
110,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	102,988
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	213,769
	EchoStar DBS Corp., Senior Notes:
100,000	6.625% due 10/1/14	100,875
440,000	7.125% due 2/1/16	456,500
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	86,000
45,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(e)	47,138
200,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	196,000
170,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	185,773
145,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	149,712
	R.H. Donnelley Corp.:
	Senior Discount Notes:
75,000	Series A-1, 6.875% due 1/15/13	73,313
125,000	Series A-2, 6.875% due 1/15/13	122,187
275,000	Senior Notes, Series A-3, 8.875% due 1/15/16	293,562
200,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	207,250
	Rainbow National Services LLC:
260,000	Senior Notes, 8.750% due 9/1/12 (a)	277,875
25,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	28,094
	Rogers Cable Inc., Senior Secured Second Priority Notes:
65,000	6.250% due 6/15/13	66,300
40,000	6.750% due 3/15/15	41,600
150,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	156,000
150,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	148,125
	XM Satellite Radio Inc., Senior Notes:
50,000	9.860% due 5/1/13 (e)	49,750

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Media — 10.4% (continued)
$105,000	9.750% due 5/1/14	$106,444
	Total Media	5,850,147
Metals & Mining — 3.5%
15,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	16,800
780,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	845,325
150,000	Metals USA Holdings Corp., Senior Notes, 11.356% due 1/15/12 (a)(b)	147,750
265,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	295,475
120,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	127,500
750,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (c)(d)(f)	0
155,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	161,975
	Vale Overseas Ltd., Notes:
62,000	8.250% due 1/17/34	74,622
300,000	6.875% due 11/21/36	311,306
	Total Metals & Mining	1,980,753
Multiline Retail — 0.6%
	Neiman Marcus Group Inc.:
80,000	Senior Notes, 9.000% due 10/15/15 (b)	88,000
215,000	Senior Subordinated Notes, 10.375% due 10/15/15	240,800
	Total Multiline Retail	328,800
Oil, Gas & Consumable Fuels — 8.9%
245,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	251,737
	Chesapeake Energy Corp., Senior Notes:
430,000	6.625% due 1/15/16	435,375
75,000	6.500% due 8/15/17	74,438
10,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	10,685
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	56,925
	El Paso Corp.:
	Medium-Term Notes:
230,000	7.800% due 8/1/31	255,300
300,000	7.750% due 1/15/32	333,000
200,000	Notes, 7.875% due 6/15/12	218,500
110,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	120,569
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	251,875
140,000	Gaz Capital, 6.510% due 3/7/22 (a)	142,450
140,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (a)	140,420
125,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	131,875
175,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	176,750
85,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	83,937
25,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	25,500
95,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	99,275
95,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	101,650
	Petrozuata Finance Inc.:
100,000	8.220% due 4/1/17	101,000
100,000	8.220% due 4/1/17 (a)	101,000
130,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	131,625
150,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	148,500
265,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	270,300
10,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	9,975
175,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	175,219
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	157,875

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 8.9% (continued)
	Whiting Petroleum Corp., Senior Subordinated Notes:
$150,000	7.250% due 5/1/12	$148,125
100,000	7.000% due 2/1/14	98,000
	Williams Cos. Inc.:
	Notes:
475,000	7.875% due 9/1/21	524,875
90,000	8.750% due 3/15/32	104,175
100,000	Senior Notes, 7.625% due 7/15/19	109,250
	Total Oil, Gas & Consumable Fuels	4,990,180
Paper & Forest Products — 1.8%
240,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	249,000
	NewPage Corp.:
	Senior Secured Notes:
95,000	10.000% due 5/1/12	104,381
220,000	11.610% due 5/1/12 (e)	241,725
30,000	Senior Subordinated Notes, 12.000% due 5/1/13	32,700
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	205,000
185,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	194,713
	Total Paper & Forest Products	1,027,519
Personal Products — 0.1%
55,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	57,131
Pharmaceuticals — 0.4%
210,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	210,000
Real Estate Investment Trusts (REITs) — 1.1%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	5,113
335,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	334,162
75,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	72,375
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
25,000	7.125% due 6/1/15	26,313
55,000	6.500% due 6/1/16	56,581
105,000	6.750% due 4/1/17	109,200
	Total Real Estate Investment Trusts (REITs)	603,744
Real Estate Management & Development — 0.2%
105,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	100,538
Road & Rail — 1.7%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
215,000	9.375% due 5/1/12	232,200
10,000	12.500% due 6/15/12	10,770
	Hertz Corp.:
370,000	10.500% due 1/1/16	423,650
150,000	Senior Notes, 8.875% due 1/1/14	162,375
10,000	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	10,550
40,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (a)	40,550
50,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	51,375
	Total Road & Rail	931,470
Semiconductors & Semiconductor Equipment — 0.3%
165,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	166,031

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Software — 0.6%
$170,000	Activant Solutions Inc., 9.500% due 5/1/16	$168,300
173,325	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)(e)	177,225
	Total Software	345,525
Specialty Retail — 0.7%
	AutoNation Inc., Senior Notes:
75,000	7.360% due 4/15/13 (e)	76,125
30,000	7.000% due 4/15/14	30,450
110,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	111,650
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	83,438
95,000	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (e)	88,825
	Total Specialty Retail	390,488
Textiles, Apparel & Luxury Goods — 0.7%
	Levi Strauss & Co., Senior Notes:
250,000	9.750% due 1/15/15	275,625
40,000	8.875% due 4/1/16	43,000
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	103,438
	Total Textiles, Apparel & Luxury Goods	422,063
Tobacco — 0.2%
	Alliance One International Inc.:
20,000	8.500% due 5/15/12 (a)	20,262
100,000	Senior Notes, 11.000% due 5/15/12	110,500
	Total Tobacco	130,762
Trading Companies & Distributors — 1.1%
105,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	112,350
130,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	138,775
245,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	265,825
85,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	88,187
	Total Trading Companies & Distributors	605,137
Wireless Telecommunication Services — 1.7%
20,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	21,475
60,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	63,900
	Rural Cellular Corp.:
95,000	Secured Notes, 8.250% due 3/15/12	99,750
80,000	Senior Notes, 9.875% due 2/1/10	84,800
555,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	567,487
130,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	138,775
	Total Wireless Telecommunication Services	976,187
	TOTAL CORPORATE BONDS & NOTES (Cost — $48,952,425)	49,297,821
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (c)(d)(f) (Cost - $493,850)	0

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
$50,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $50,000)	$55,375
SOVEREIGN BONDS — 7.3%
Argentina — 0.7%
	Republic of Argentina:
409,000	Bonds, Series VII, 7.000% due 9/12/13	392,731
65,000	GDP Linked Securities, 0.624% due 12/15/35 (e)	8,967
	Total Argentina	401,698
Brazil — 1.6%
	Federative Republic of Brazil:
174,000	11.000% due 8/17/40	234,683
	Collective Action Securities:
190,000	8.875% due 10/14/19	240,397
105,000	8.750% due 2/4/25	135,188
225,000	8.250% due 1/20/34	282,431
	Total Brazil	892,699
Colombia — 0.4%
	Republic of Colombia:
45,000	10.750% due 1/15/13	55,890
41,000	10.375% due 1/28/33	59,450
117,000	7.375% due 9/18/37	127,413
	Total Colombia	242,753
Ecuador — 0.1%
75,000	Republic of Ecuador, 10.000% due 8/15/30 (a)	66,937
El Salvador — 0.1%
	Republic of El Salvador:
49,000	7.750% due 1/24/23 (a)	56,595
10,000	8.250% due 4/10/32 (a)	12,137
	Total El Salvador	68,732
Malaysia — 0.2%
100,000	Penerbangan Malaysia Berhad, Bonds, 5.625% due 3/15/16 (a)	101,907
Mexico — 1.2%
	United Mexican States:
14,000	7.500% due 1/14/12	15,344
	Medium-Term Notes:
267,000	6.750% due 9/27/34	291,631
	Series A:
278,000	5.875% due 1/15/14	286,896
52,000	6.625% due 3/3/15	56,264
	Total Mexico	650,135
Panama — 0.3%
	Republic of Panama:
35,000	7.250% due 3/15/15	38,010
78,000	9.375% due 4/1/29	104,325
43,000	6.700% due 1/26/36	44,655
	Total Panama	186,990
Peru — 0.2%
	Republic of Peru:
23,000	8.750% due 11/21/33	30,285

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
Peru — 0.2% (continued)
$42,000	Bonds, 6.550% due 3/14/37	$43,628
8,000	Global Bonds, 7.350% due 7/21/25	9,126
	Total Peru	83,039
Philippines — 0.1%
71,000	Republic of the Philippines, 7.750% due 1/14/31	80,230
Russia — 0.8%
	Russian Federation:
55,000	11.000% due 7/24/18 (a)	79,475
15,000	12.750% due 6/24/28 (a)	27,263
309,000	7.500% due 3/31/30 (a)	350,908
	Total Russia	457,646
Turkey — 0.5%
	Republic of Turkey:
37,000	11.000% due 1/14/13	45,279
75,000	7.250% due 3/15/15	77,883
12,000	7.000% due 6/5/20	12,097
44,000	11.875% due 1/15/30	67,650
37,000	Collective Action Securities, Notes, 9.500% due 1/15/14	43,022
23,000	Notes, 6.875% due 3/17/36	22,022
	Total Turkey	267,953
Uruguay — 0.2%
106,056	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	117,192
Venezuela — 0.9%
	Bolivarian Republic of Venezuela:
480,000	5.750% due 2/26/16	451,920
16,000	7.650% due 4/21/25	16,996
28,000	Collective Action Securities, Notes, 10.750% due 9/19/13	34,216
	Total Venezuela	503,132
	TOTAL SOVEREIGN BONDS (Cost — $3,835,892)	4,121,043

Shares
COMMON STOCKS(c) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc. (f) *	0
Household Durables — 0.0%
429,302	Home Interiors & Gifts Inc. (f) *	4,293
3,747	Mattress Discounters Corp. (f) *	0
	Total Household Durables	4,293
	TOTAL CONSUMER DISCRETIONARY	4,293
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
4,329	Applied Extrusion Technologies Inc., Class B Shares (g)*	23,809
	TOTAL COMMON STOCKS (Cost — $560,224)	28,102

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
287	Chesapeake Energy Corp., Convertible, 6.250% (Cost - $72,126)	$75,696
ESCROWED SHARES(c)(f) — 0.0%
1,000,000	Breed Technologies Inc. *	0
1,000,000	Pillowtex Corp. *	0
	TOTAL ESCROWED SHARES (Cost — $0)	0

Face Amount
LOAN PARTICIPATIONS — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
$140,000	Ashmore Energy, Term Loan, 8.350% due 3/30/14 (Credit Suisse) (e)(h)	139,650
500,000	SandRidge Energy, Term Loan, (Banc of America Securities, LLC) 8.975% due 4/1/15 (e)(h)	508,750
	TOTAL LOAN PARTICIPATIONS (Cost — $639,650)	648,400

Shares
PREFERRED STOCKS — 1.1%
CONSUMER DISCRETIONARY — 0.2%
Media — 0.2%
18	ION Media Networks Inc., 14.250% (b)*	140,400
Textiles, Apparel & Luxury Goods — 0.0%
8	Anvil Holdings Inc., Class B, 13.000% (c)(f)*	42
	TOTAL CONSUMER DISCRETIONARY	140,442
CONSUMER STAPLES — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking, Inc., Cummulative Exchangeable, 13.000% (c)(f)*	0
FINANCIALS — 0.9%
Diversified Financial Services — 0.9%
10,700	Preferred Plus, Series FRD-1, 7.400%	191,530
14,800	Saturns, Series F 2003-5, 8.125%	289,340
803	TCR Holdings Corp., Class B Shares, 0.000% (c)(f)*	1
442	TCR Holdings Corp., Class C Shares, 0.000% (c)(f)*	1
1,165	TCR Holdings Corp., Class D Shares, 0.000% (c)(f)*	1
2,410	TCR Holdings Corp., Class E Shares, 0.000% (c)(f)*	2
	TOTAL FINANCIALS	480,875
	TOTAL PREFERRED STOCKS (Cost — $560,015)	621,317

Warrants
WARRANTS — 0.0%
250	Brown Jordan International Inc., Expires 8/15/07 (c)*	2
1,638,474	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(f)*	5
780	Mattress Discounters Co., Expires 7/15/07 (c)(f)*	0
6,723	Pillowtex Corp., Expires 11/24/09 (c)(f)*	0
	TOTAL WARRANTS (Cost — $23,632)	7
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $55,187,814)	54,847,761

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2007

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.7%
$972,000	Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $972,429; (Fully collateralized by U.S. government agency obligation, 6.875% due 9/15/10; Market value - $992,334) (Cost - $972,000)	$972,000

Shares
Securities Purchased from Securities Lending Collateral — 0.1%
23,476	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $23,476)	23,476
	TOTAL SHORT-TERM INVESTMENTS (Cost — $995,476)	995,476
	TOTAL INVESTMENTS — 99.0% (Cost — $56,183,290#)	55,843,237
	Other Assets in Excess of Liabilities — 1.0%	548,751
	TOTAL NET ASSETS — 100.0%	$56,391,988

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Illiquid security.
(d)	Security is currently in default.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	All or a portion of this security is on loan (See Notes 1 and 2).
(h)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GDP - Gross Domestic Product

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,445,578
Gross unrealized depreciation	(2,785,631)
Net unrealized depreciation	$(340,053)

At March 31, 2007, the Fund held loan participations with a total cost of $639,650 and a total market value of $648,400.

At March 31, 2007, the Fund loaned securities having a market value of $22,666. The Fund received cash collateral amounting to $23,476 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.          CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  May 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:  May 29, 2007